Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule of share repurchase program

Board Approval Date	Expiration Date	Maximum dollar value of shares that may be purchased under this program	Calendar year shares were purchased	Total number of shares purchased		Average price paid per share
May 3, 2010	May 2011	$30.0 million	2010	1,641,314	(1)	$10.70
			2011	23,135		$12.43
May 3, 2011	May 2012	$30.0 million	2011	43,533		$10.87
May 2, 2012	May 2013	$25.0 million	—	—		—

(1)	Includes 1,411,264 shares that were repurchased from Babcock &Brown at $10.50 per share or $14.8 million.